OPERATING PARTNERSHIP FINANCIAL INFORMATION Q - Consolidated Interim Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Revenue	$ 8,661,555	$ 8,882,891	$ 21,637,761	$ 18,218,263
Gains / (losses) from operations	395,094	(18,180)	274,763	474,871
Revenues and gains / (losses) from operations	9,056,649	8,864,711	21,912,524	18,693,134
Operating expenses:
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Impairment of digital assets	127,477	56,947	239,906	82,473
Total operating expenses	8,890,256	9,003,390	22,137,952	18,424,859
Other income / (expense)	918	1,612	1,590	1,825
Net income / (loss) before taxes	42,161	(139,640)	(259,382)	257,814
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Net income / (loss)	30,691	(125,596)	(264,740)	262,531
Galaxy Digital Holdings, LP
Business Combination [Line Items]
Revenue	8,661,535	8,882,891	21,637,741	18,218,263	$ 42,596,673	$ 51,626,779	$ 119,825,847
Gains / (losses) from operations	395,094	(18,180)	274,763	474,871
Revenues and gains / (losses) from operations	9,056,629	8,864,711	21,912,504	18,693,134	43,757,790	52,209,639	120,491,852
Operating expenses:
Transaction expenses	8,629,940	8,834,836	21,576,951	18,122,926	42,741,776	51,592,423	120,995,931
Impairment of digital assets	127,477	56,947	239,906	82,473
Other operating expenses	137,582	111,607	325,839	219,460
Total operating expenses	8,894,999	9,003,390	22,142,696	18,424,859	43,399,054	51,955,473	121,441,072
Other income / (expense)	(124,925)	(961)	(34,647)	(10,461)	2,774	(135)	26,480
Net income / (loss) before taxes	36,705	(139,640)	(264,839)	257,814	329,783	244,428	(844,420)
Income tax expense / (benefit)	5,858	(14,044)	(254)	(4,717)	(16,939)	15,914	(28,291)
Net income / (loss)	$ 30,847	$ (125,596)	$ (264,585)	$ 262,531	$ 346,722	$ 228,514	$ (816,129)